Other Non-Current Assets	6 Months Ended
Sep. 30, 2023
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS	NOTE 10 — OTHER NON-CURRENT ASSETS
	As of March 31,	As of September 30,
	2023	2023
	RMB	RMB

Prepayment for property and equipment and intangible asset	-	222
Total other non-current assets	-	222